BALANCE SHEETS - USD ($)	Mar. 31, 2020	Mar. 31, 2019
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 0	$ 0
OTHER ASSETS
Cash and cash equivalents	1,220,750	707,501
Other assets	106,411	106,411
Assets	1,327,161	813,912
LIABILITIES
Accounts payable and accrued expenses	9,343	343
Accounts payable - affiliates	9,053,594	8,362,077
Capital contributions payable	101	101
Total Liabilities	9,063,038	8,362,521
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(7,455,334)	(7,268,534)
General Partner	(280,543)	(280,075)
Partners Capital	(7,735,877)	(7,548,609)
Liabilities and Stockholders' Equity	1,327,161	813,912
Series 47 [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	496,126	243,174
Other assets	0	0
Assets	496,126	243,174
LIABILITIES
Accounts payable and accrued expenses	6,179	0
Accounts payable - affiliates	3,386,708	3,190,337
Capital contributions payable	0	0
Total Liabilities	3,392,887	3,190,337
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,812,811)	(2,863,087)
General Partner	(83,950)	(84,076)
Partners Capital	(2,896,761)	(2,947,163)
Liabilities and Stockholders' Equity	496,126	243,174
Series 48 [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	398,271	209,712
Other assets	0	0
Assets	398,271	209,712
LIABILITIES
Accounts payable and accrued expenses	2,500	0
Accounts payable - affiliates	1,834,383	1,850,341
Capital contributions payable	0	0
Total Liabilities	1,836,883	1,850,341
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,384,253)	(1,585,765)
General Partner	(54,359)	(54,864)
Partners Capital	(1,438,612)	(1,640,629)
Liabilities and Stockholders' Equity	398,271	209,712
Series 49 [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	326,353	254,615
Other assets	106,411	106,411
Assets	432,764	361,026
LIABILITIES
Accounts payable and accrued expenses	664	343
Accounts payable - affiliates	3,832,503	3,321,399
Capital contributions payable	101	101
Total Liabilities	3,833,268	3,321,843
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(3,258,270)	(2,819,682)
General Partner	(142,234)	(141,135)
Partners Capital	(3,400,504)	(2,960,817)
Liabilities and Stockholders' Equity	$ 432,764	$ 361,026